Schedule of Inventories (Details) - USD ($)	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Accounting Policies [Abstract]
Raw Materials	$ 1,840,274	$ 1,854,156	$ 746,013
Work in Process	135,206	244,974	88,955
Finished goods	1,588,479	791,663	360,243
Inventories	$ 3,563,959	$ 2,890,793	$ 1,195,211